Employee Stock Options (Summary of Stock Option Activity) (Details) (2014 Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
2014 Plan [Member]
Stock Awards
Balance as of December 31, 2013	7,555,324
Options granted	5,007,191
Options exercised	(397,976)
Options forfeited	(1,127,650)
Options cancelled	(245,808)
Balance as of December 31, 2014	10,791,081
Vested and expected to vest at December 31, 2014	10,094,577
Exercisable as of December 31, 2014	5,136,036
Weighted-Average Exercise Price
Balance as of December 31, 2013	$ 0.45
Options granted	$ 1.31
Options exercised	$ 0.30
Options forfeited	$ 1.07
Options cancelled	$ 0.42
Balance as of December 31, 2014	$ 0.79
Vested and expected to vest at December 31, 2014	$ 0.77
Exercisable as of December 31, 2014	$ 0.46
Weighted-Average Remaining Contractual Life (Years)
Balance as of December 31, 2014	7 years 4 months 20 days
Vested and expected to vest at December 31, 2014	7 years 3 months 7 days
Exercisable as of December 31, 2014	5 years 7 months 6 days
Aggregate Intrinsic Value
Balance as of December 31, 2014	$ 6,754
Vested and expected to vest at December 31, 2014	6,532
Exercisable as of December 31, 2014	$ 4,651